Financial Instruments - Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
Schedule of derivative instruments in Statement of Financial Position, fair value
A detail of the Company’s fair value of interest rate derivatives on a gross and net basis as of December 31, 2013 and 2012, respectively, is as follows:

	Fair Value of Derivative Instruments
Interest rate swaps classified as:	December 31, 2013	December 31, 2012
Gross derivative assets	$—	$—
Gross derivative liabilities	(6,795)	—
Net derivative liability	$(6,795)	$—

Schedule of derivative instruments, effect on Other Comprehensive Income (Loss)
The effective portion of the Company’s interest rate swaps that was recorded in the accompanying Consolidated Statements of Operations for the year ended December 31, 2013is as follows:

Derivatives in Cash Flow Hedging Relationships (Interest Rate Swaps and Caps)	Year Ended December 31, 2013
Amount of loss recognized in OCI on derivative	$(6,795)
Amount of gain (loss) reclassified from accumulated OCI into interest expense	$—

Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Schedule of interest rate derivatives	A detail of the Company’s non-designated interest rate derivatives outstanding as of December 31, 2013 is as follows:

	Number of Instruments	Notional Amount
Interest Rate Caps	10	$1,118,000

Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Schedule of interest rate derivatives
A detail of the Company’s interest rate derivatives designated as cash flow hedges outstanding as of December 31, 2013 is as follows:

	Number of Instruments	Notional Amount
Interest Rate Swaps	5	$1,500,000